Accrued liabilities and payables	6 Months Ended
Jun. 30, 2022
Accrued liabilities and payables
Accrued liabilities and payables

10. Accrued liabilities and payables

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2022	2021
Accrued operating and administrative expenses	$6,040	$4,909
Accrued interest	2,335	2,382
Current tax payable	1,744	1,315
Current portion of provision for tax uncertainty (note 6)	5,198	2,603
Refund liabilities (note 4)	3,976	3,976
Lease liability	43	63
Other accruals and payables	3,959	857
Total accrued liabilities and other payables	$23,295	$16,105

Increase in “Other accruals and payables”is mainly related to higher activity from management and board relating to the proposed merger transaction.